CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CAPITAL DEFICIENCY (DEFICIT) - USD ($) $ in Thousands		Series A Redeemable Convertible Preferred Shares	Series A -1 Redeemable Convertible Preferred Shares	Series A -2 Redeemable Convertible Preferred Shares	Series A -3 Redeemable Convertible Preferred Shares	Series A -4 Redeemable Convertible Preferred Shares	Contingently redeemable non- controlling interests Amount	Ordinary shares		Additional paid-in Capital	Accumulated deficit	Total capital deficiency	Total
Balance at Dec. 31, 2022		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 0	$ 3,586		[1]	$ 11,204	$ (21,869)	$ (10,665)	$ 7,567
Balance (in Shares) at Dec. 31, 2022		2,875	676	337	470	0		6,516
Share-based compensation										130		130	130
Net loss							(166)				(4,942)	(4,942)	(5,108)
Issuance of preferred shares, net of issuance cost						$ 411				1		1	412
Issuance of Preferred shares, net of issuance cost (in Shares)						161
Balance at Dec. 31, 2023		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411	3,420		[1]	11,335	(26,811)	(15,476)	3,001
Balance (in Shares) at Dec. 31, 2023		2,875	676	337	470	161		6,516
Exercise of pre-funded options	[1]
Exercise of pre-funded options (in Shares)	[2]							919
Share-based compensation									[1]	5,862		5,862	5,862
Share-based compensation (in Shares)								5,242
Issuance of convertible preferred shares upon net exercise of warrants			$ 0			$ 334		$ 0		0			334
Issuance of convertible preferred shares upon net exercise of warrants (in Shares)			10			62
Net loss							(76)				(16,443)	(16,443)	(16,519)
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger		$ (7,307)	$ (2,392)	$ (2,264)	$ (2,683)	$ (745)	(3,344)	$ 1		18,734		18,735	0
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger (in shares)		(2,875)	(686)	(337)	(470)	(223)		31,873
Issuance of ordinary shares upon Transactions	[1]
Issuance of ordinary shares upon Transactions (in Shares)								27,825
Issuance of ordinary shares for ELOC holders								$ 1		3,332		3,333	3,333
Issuance of ordinary shares for ELOC holders (in Shares)								50,915
Balance at Dec. 31, 2024		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		[1]	$ 39,263	$ (43,254)	$ (3,989)	$ (3,989)
Balance (in Shares) at Dec. 31, 2024		0	0	0	0	0		123,290	[3]

[1]	Represents an amount less than $1
[2]	Represents exercises of fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $0.339 or 0.339 NIS per share
[3]	Net of 28 treasury shares held by the Company as of December 31, 2024